Expense Example, No Redemption {- Fidelity Advisor Freedom® 2035 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2035 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 668
3 Years	862
5 Years	1,069
10 Years	1,646
Class M
Expense Example, No Redemption:
1 Year	470
3 Years	720
5 Years	986
10 Years	1,725
Class C
Expense Example, No Redemption:
1 Year	174
3 Years	538
5 Years	922
10 Years	1,980
Class I
Expense Example, No Redemption:
1 Year	73
3 Years	226
5 Years	389
10 Years	839
Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	196
5 Years	337
10 Years	$ 731